Accounts and transactions with related parties (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Andronico Luksic Craig [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,062,786-K	97,004,000-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Chairman of CCU	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 5,399	$ 7,069
Related party transactions charges credits on income	$ 3,509	4,595	$ 155,969
Francisco Prez Mackenna [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,525,286-4
Country of incorporation	Chile
Description of nature of related party relationship	Director
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 108	1,747
Related party transactions charges credits on income	$ 102	1,660
Armin Kunstmann Telge [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	6,770,473-8
Country of incorporation	Chile
Description of nature of related party relationship	Chairman of subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 180	190
Related party transactions charges credits on income	$ 171	$ 181
Canal 13 Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,115,132-0	76,115,132-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 1,222,804	$ 1,155,452	1,862,501
Related party transactions charges credits on income	$ (1,222,804)	$ (1,155,452)	(1,862,501)
Vina Tabali Sa [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,178,803-5	76,178,803-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services provided	Services provided
Commitments made by entity, related party transactions	$ 0	$ 1,849	2,200
Related party transactions charges credits on income	$ 0	$ 1,849	2,200
Inversiones Irsa Ltda [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,313,970-0	76,313,970-0
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller	Related to the controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,813,685	$ 8,471,325	19,874,256
Related party transactions charges credits on income	$ 0	$ 0	0
Hapaglloyd Chile Spa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,380,217-5	76,380,217-5
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 138,858	$ 573,035	455,343
Related party transactions charges credits on income	$ 0	$ 0	0
Inversiones Ro Elqui Spa [Member] | Loan Payment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,486,051-9	76,486,051-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary	Related to non-controlling subsidiary
Description of transactions with related party	Loan payment	Loan payment
Commitments made by entity, related party transactions	$ 0	$ 26,088	0
Related party transactions charges credits on income	$ 0	$ (1,088)	0
Inversiones Ro Elqui Spa [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,486,051-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Loan
Commitments made by entity, related party transactions		$ 0	25,000
Related party transactions charges credits on income		$ 0	0
Saam Logistics S. A. [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,729,932-K	76,729,932-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 450,508	$ 667,898	163,589
Related party transactions charges credits on income	$ 0	0	0
Yanghe Chile Spa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	76,800,322-K
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 1,871,881	2,240,801
Related party transactions charges credits on income	$ 0
Yanghe Chile Spa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		76,800,322-K
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 2,240,801	1,403,236
Related party transactions charges credits on income		0	0
Cerveceria Kunstmann Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 739,372	832,185
Related party transactions charges credits on income	$ 554,529	644,128
Cerveceria Kunstmann Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,051,330-8
Country of incorporation	Chile
Description of nature of related party relationship	Related to non-controlling subsidiary
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 145,231	144,026
Related party transactions charges credits on income	$ (145,231)	(144,026)
Panda Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,450,163-0
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 1,000,000	0
Related party transactions charges credits on income	$ 0	0
M B B Sp A [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,486,593-4
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 1,000,000	0
Related party transactions charges credits on income	$ 0	$ 0
Comercial Patagona Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 6,584,400	$ 11,376,459	9,919,947
Related party transactions charges credits on income	$ 4,240,894	$ 7,327,373	6,389,260
Comercial Patagona Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	77,755,610-K	77,755,610-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Subsidiary of joint venture	Subsidiary of joint venture
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 900,166	$ 499,147	514,992
Related party transactions charges credits on income	$ (900,166)	$ (499,147)	(514,992)
Inversiones Pfi Chile Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 344,652	$ 0	184,143
Related party transactions charges credits on income	$ (344,652)	$ 0	(184,143)
Inversiones Pfi Chile Ltda [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Services provided	Services provided
Commitments made by entity, related party transactions	$ 6,584,400	$ 4,136,850	1,288,570
Related party transactions charges credits on income	$ 6,584,400	$ 4,136,850	1,288,570
Inversiones Pfi Chile Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	78,259,420-6	78,259,420-6
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 21,182,529	$ 20,804,801	16,825,818
Related party transactions charges credits on income	$ 0	$ 0	0
Cervecera Valdivia S A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	79,985,340-K	79,985,340-K
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of subsidiary	Shareholder of subsidiary
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 2,023,511	$ 2,497,851	2,446,878
Related party transactions charges credits on income	$ 0	0	0
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 12,494	9,021
Related party transactions charges credits on income	$ 8,249	5,956
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 1,617,375	2,655,807
Related party transactions charges credits on income	$ 0	0
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 8,533,943	5,414,220
Related party transactions charges credits on income	$ 0	0
Cooperativa Agricola Control Pisquero De Elqui Y Limari Ltda [Member] | Loan Recovery [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	81,805,700-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Loan recovery
Commitments made by entity, related party transactions	$ 71,381	32,772
Related party transactions charges credits on income	$ 722	2,751
Nestle Chile Sa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	90,703,000-8
Country of incorporation	Chile
Description of nature of related party relationship	Shareholder of subsidiary
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 6,876,759	8,447,312
Related party transactions charges credits on income	$ 0	0
Quinenco Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	91,705,000-7
Country of incorporation	Chile
Description of nature of related party relationship	Controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 45,293	39,859
Related party transactions charges credits on income	$ 33,970	27,941
Empresa Nacional De Energia Enex Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 445,859	502,566
Related party transactions charges credits on income	$ (445,859)	(502,566)
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 374,278	293,324
Related party transactions charges credits on income	$ (374,278)	(293,324)
Empresa Nacional De Energia Enex Sa [Member] | Purchase Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	92,011,000-2
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of fixed assets
Commitments made by entity, related party transactions	$ 0	173,828
Related party transactions charges credits on income	$ 0	$ 0
Antofagasta Minerals Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	93,920,000-2	93,920,000-2
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 259	$ 1,405	3,280
Related party transactions charges credits on income	$ 192	$ 1,042	2,433
Inversiones Enex Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	94,625,000-7	94,625,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 2,235,409	$ 1,953,745	1,713,899
Related party transactions charges credits on income	$ 1,587,187	$ 1,387,200	1,216,904
Inversiones Y Rentas Sa [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller	Controller
Description of transactions with related party	Services provided	Services provided
Commitments made by entity, related party transactions	$ 11,602	$ 10,557	9,594
Related party transactions charges credits on income	$ 11,602	$ 10,557	9,594
Inversiones Y Rentas Sa [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,427,000-7	96,427,000-7
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Controller	Controller
Description of transactions with related party	Dividends paid	Dividends paid
Commitments made by entity, related party transactions	$ 24,275,754	$ 73,088,417	169,256,200
Related party transactions charges credits on income	$ 0	$ 0	0
Banchile Corredores De Bolsa Sa [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investments	Investments
Commitments made by entity, related party transactions	$ 95,600,000	$ 149,300,000	91,000,000
Related party transactions charges credits on income	$ 0	$ 0	0
Banchile Corredores De Bolsa Sa [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,571,220-8	96,571,220-8
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Investment Rescue	Investment Rescue
Commitments made by entity, related party transactions	$ 96,739,832	$ 148,410,149	116,319,261
Related party transactions charges credits on income	$ 139,832	$ 110,149	17,476,786
Empresas Carozzi Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 164,423	$ 137,697	105,618
Related party transactions charges credits on income	$ 156,202	$ 129,228	99,122
Empresas Carozzi Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,591,040-9	96,591,040-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Shareholder of joint operation	Shareholder of joint operation
Description of transactions with related party	Purchase of products	Purchase of products
Commitments made by entity, related party transactions	$ 7,529,691	$ 6,177,739	3,930,995
Related party transactions charges credits on income	$ 0	$ 0	0
Inversiones Punta Brava S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,313	$ 1,177	0
Related party transactions charges credits on income	$ 919	$ 824	0
Inversiones Punta Brava S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,657,690-1	96,657,690-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 153,253	$ 449,860	39,223
Related party transactions charges credits on income	$ (153,253)	$ (449,860)	(39,223)
Transbank Sa [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,689,310-9	96,689,310-9
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 228,315	$ 311,390	318,312
Related party transactions charges credits on income	$ (228,315)	$ (311,390)	(318,312)
S A A M Extraportuario S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,798,520-1	96,798,520-1
Country of incorporation	Chile	Chile
Description of nature of related party relationship	Related to the controller's shareholder	Related to the controller's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 130,016	$ 243,771	26,759
Related party transactions charges credits on income	$ 0	0	0
Rdf Media Sp A 1 [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,810,030-0
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 78,765	103,396
Related party transactions charges credits on income	$ (78,765)	(103,396)
Cervecera Austral Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 171,926	146,738
Related party transactions charges credits on income	$ 123,998	105,831
Cervecera Austral Sa [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Services provided
Commitments made by entity, related party transactions	$ 406,768	376,620
Related party transactions charges credits on income	$ 406,768	376,620
Cervecera Austral Sa [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 25,295,168	23,629,417
Related party transactions charges credits on income	$ 0	0
Cervecera Austral Sa [Member] | Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Dividends received
Commitments made by entity, related party transactions	$ 1,190,908	3,374,340
Related party transactions charges credits on income	$ 0	0
Cervecera Austral Sa [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	96,919,980-7
Country of incorporation	Chile
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 4,552,895	5,628,246
Related party transactions charges credits on income	$ (4,552,895)	(5,628,246)
Banco De Chile [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 320,417	257,898
Related party transactions charges credits on income	$ 286,706	230,765
Banco De Chile [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 5,589	42,572
Related party transactions charges credits on income	$ (5,589)	(42,572)
Banco De Chile [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Investments
Commitments made by entity, related party transactions	$ 35,000,000	282,850,110
Related party transactions charges credits on income	$ 0	0
Banco De Chile [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Investment Rescue
Commitments made by entity, related party transactions	$ 35,088,765	305,336,443
Related party transactions charges credits on income	$ 88,765	495,848
Banco De Chile [Member] | Interests [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Interests
Commitments made by entity, related party transactions	$ 15,202	267,368
Related party transactions charges credits on income	$ (15,202)	(267,368)
Banco De Chile [Member] | Derivative Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	97,004,000-5
Country of incorporation	Chile
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Derivatives
Commitments made by entity, related party transactions	$ 62,119,774	77,238,037
Related party transactions charges credits on income	$ (148,869)	(234,142)
Aguas De Origen S.a. [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Services provided
Commitments made by entity, related party transactions	$ 6,905,615	0
Related party transactions charges credits on income	$ 6,905,615	0
Aguas De Origen S.a. [Member] | Loan Payment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Loan payment
Commitments made by entity, related party transactions	$ 545,944
Related party transactions charges credits on income	$ 0	0
Aguas De Origen S.a. [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 2,094,249	0
Related party transactions charges credits on income	$ 0	0
Aguas De Origen S.a. [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 4,545,020	0
Related party transactions charges credits on income	$ 0	0
Aguas De Origen S.a. [Member] | Loan [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Loan
Commitments made by entity, related party transactions	$ 1,716,741	0
Related party transactions charges credits on income	$ 283,599	0
Aguas De Origen S.a. [Member] | Consignation Sales [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Argentina
Description of nature of related party relationship	Joint venture of subsidiary
Description of transactions with related party	Consignation sales
Commitments made by entity, related party transactions	$ 50,786,322	0
Related party transactions charges credits on income	$ 0	$ 0
Ecor Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Bolivia	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Services received	Services received
Commitments made by entity, related party transactions	$ 38,930	$ 78,996	76,786
Related party transactions charges credits on income	$ (38,930)	(78,996)	(76,786)
Inversiones Bebinv S.a. [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Bolivia
Description of nature of related party relationship	Related to the subsidiary's shareholder
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 2,631,809	1,648,121
Related party transactions charges credits on income	$ 0	$ 0
Inversiones Bebinv S.a. [Member] | Contribution Of Capital [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Contribution of capital
Commitments made by entity, related party transactions		$ 1,648,121	0
Related party transactions charges credits on income		0	0
Central Cervecera De Colombia Sas [Member] | Capital Contribution [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Colombia
Description of nature of related party relationship	Joint venture
Description of transactions with related party	Capital contribution
Commitments made by entity, related party transactions	$ 4,176,846	10,328,704
Related party transactions charges credits on income	$ 0	$ 0
Central Cervecera De Colombia Sas [Member] | Contribution Of Capital [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Colombia
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Contribution of capital
Commitments made by entity, related party transactions		$ 10,328,704	0
Related party transactions charges credits on income		$ 0	0
Water Latam S. L. [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Spain	Spain
Description of nature of related party relationship	Associate controller	Associate controller
Description of transactions with related party	Purchase of shares	Purchase of shares
Commitments made by entity, related party transactions	$ 0	$ 25,594,237	0
Related party transactions charges credits on income	$ 0	0	0
Amstel Brouwerijen B V [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 479,859	971,055
Related party transactions charges credits on income	$ (479,859)	$ (971,055)
Amstel Brouwerijen B V [Member] | License And Technical Assistance [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		License and technical assistance
Commitments made by entity, related party transactions		$ 971,055	274,937
Related party transactions charges credits on income		(971,055)	(274,937)
Heineken Brouwerijen Bv [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Services received
Commitments made by entity, related party transactions	$ 71,520	95,279
Related party transactions charges credits on income	$ (71,520)	(95,279)
Heineken Brouwerijen Bv [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Purchase of products
Commitments made by entity, related party transactions	$ 17,637,986	16,543,178
Related party transactions charges credits on income	$ 0	0
Heineken Brouwerijen Bv [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Netherlands
Description of nature of related party relationship	Related to the controller's shareholder
Description of transactions with related party	Royalty
Commitments made by entity, related party transactions	$ 14,514,754	19,199,831
Related party transactions charges credits on income	$ (14,514,754)	$ (19,199,831)
Aerocentro S.a [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 357	$ 1,452	957
Related party transactions charges credits on income	$ 250	$ 1,016	670
Banco B A S A S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 103	$ 1,796	1,502
Related party transactions charges credits on income	$ 72	$ 1,257	1,051
Cadena Farmacenter Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 14,606	$ 14,883	1,185
Related party transactions charges credits on income	$ 10,224	$ 10,418	829
Cementos Concepcion Sae [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 2,366	1,287
Related party transactions charges credits on income	$ 0	$ 1,656	901
Chajha Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 809	$ 6,320	6,178
Related party transactions charges credits on income	$ 566	$ 4,424	4,325
Cigar Trading Srl [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 848	676
Related party transactions charges credits on income	$ 0	$ 593	473
Club Libertad [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 12,982	0
Related party transactions charges credits on income	$ 0	$ 9,087	0
Consignataria De Ganado Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 62	$ 705	1,215
Related party transactions charges credits on income	$ 44	$ 493	850
Emprendimientos Hoteleros Saeca [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 1,259	$ 21,279	13,338
Related party transactions charges credits on income	$ 881	$ 14,895	9,337
Enex Paraguay Srl [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 53,980	$ 196,738	77,782
Related party transactions charges credits on income	$ 37,786	$ 137,716	54,447
Fundacin Ramn T Cartes [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 741	725
Related party transactions charges credits on income	$ 0	$ 518	508
Ganadera Las Pampas Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 712	$ 3,930	4,744
Related party transactions charges credits on income	$ 498	$ 2,751	3,321
Grfica Editorial Intersudamericana Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 45	$ 490	284
Related party transactions charges credits on income	$ 31	343	199
Horacio Cartes [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Dividends paid
Commitments made by entity, related party transactions	$ 2,513,295	0
Related party transactions charges credits on income	$ 0	$ 0
La Misin Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 257	$ 1,278	732
Related party transactions charges credits on income	$ 180	894	512
Palemo Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 4,790	9,613
Related party transactions charges credits on income	$ 3,353	$ 6,729
Pamplona Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 12	$ 1,302	825
Related party transactions charges credits on income	$ 9	$ 912	578
Prana S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 79	$ 348	999
Related party transactions charges credits on income	$ 56	$ 243	699
Qsr Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 0	$ 339,904	37,416
Related party transactions charges credits on income	$ 0	237,933	26,191
Saga Gym Srl. [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Sales of products
Commitments made by entity, related party transactions	$ 0	541
Related party transactions charges credits on income	$ 0	379
Sarah Cartes [Member] | Purchase Of Shares [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E
Country of incorporation	Paraguay
Description of nature of related party relationship	Related until March 16, 2023
Description of transactions with related party	Purchase of shares
Commitments made by entity, related party transactions	$ 3,205,058	0
Related party transactions charges credits on income	$ 0	$ 0
Tabacalera Del Este Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Paraguay	Paraguay
Description of nature of related party relationship	Related until March 16, 2023	Related to the subsidiary's shareholder
Description of transactions with related party	Sales of products	Sales of products
Commitments made by entity, related party transactions	$ 4,578	$ 44,089	23,405
Related party transactions charges credits on income	$ 3,204	$ 30,863	16,384
Societ Des Produits Nestl S A [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID	0-E	0-E
Country of incorporation	Switzerland	Switzerland
Description of nature of related party relationship	Related to the subsidiary's shareholder	Related to the subsidiary's shareholder
Description of transactions with related party	Royalty	Royalty
Commitments made by entity, related party transactions	$ 746,462	$ 721,098	374,723
Related party transactions charges credits on income	$ (746,462)	$ (721,098)	(374,723)
Cervecera Kunstmann Ltda [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 832,185	683,279
Related party transactions charges credits on income		$ 644,128	528,872
Cervecera Kunstmann Ltda [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 144,026	123,548
Related party transactions charges credits on income		$ (144,026)	(123,548)
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 9,021	11,495
Related party transactions charges credits on income		$ 5,956	7,590
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 2,655,807	1,119,455
Related party transactions charges credits on income		$ 0	0
Cooperativa Agrcola Control Pisquero De Elqui Y Limar Ltda One [Member] | Loan And Interest [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Loan and interest
Commitments made by entity, related party transactions		$ 32,772	36,710
Related party transactions charges credits on income		$ 2,751	3,009
Nestl Chile S A [Member] | Dividends Paid [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		90,703,000-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Dividends paid
Commitments made by entity, related party transactions		$ 8,447,312	6,708,433
Related party transactions charges credits on income		$ 0	0
Quienco S A [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		91,705,000-7
Country of incorporation		Chile
Description of nature of related party relationship		Controller's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 39,859	21,151
Related party transactions charges credits on income		$ 27,941	14,827
Empresa Nacional De Energa Enex S A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 502,566	487,171
Related party transactions charges credits on income		$ (502,566)	(487,171)
Empresa Nacional De Energa Enex S A [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 293,324	153,960
Related party transactions charges credits on income		$ (293,324)	(153,960)
Empresa Nacional De Energa Enex S A [Member] | Purchase Of Fixed Assets [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of fixed assets
Commitments made by entity, related party transactions		$ 173,828	0
Related party transactions charges credits on income		$ 0	0
Radiodifusin Sp A [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,810,030-0
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 103,396	284,709
Related party transactions charges credits on income		$ (103,396)	(284,709)
Cervecera Austral S A One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 146,738	73,562
Related party transactions charges credits on income		$ 105,831	53,055
Cervecera Austral S A One [Member] | Services Provided [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Services provided
Commitments made by entity, related party transactions		$ 376,620	326,264
Related party transactions charges credits on income		$ 376,620	326,264
Cervecera Austral S A One [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 23,629,417	18,180,143
Related party transactions charges credits on income		$ 0	0
Cervecera Austral S A One [Member] | Dividends Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Dividends received
Commitments made by entity, related party transactions		$ 3,374,340	1,771,495
Related party transactions charges credits on income		$ 0	0
Cervecera Austral S A One [Member] | Royalty Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Royalty
Commitments made by entity, related party transactions		$ 5,628,246	5,489,100
Related party transactions charges credits on income		(5,628,246)	(5,489,100)
Banco De Chile One [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Commitments made by entity, related party transactions		257,898	174,307
Related party transactions charges credits on income		$ 230,765
Banco De Chile One [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 42,572	398,855
Related party transactions charges credits on income		$ (42,572)	(398,855)
Banco De Chile One [Member] | Investment [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investments
Commitments made by entity, related party transactions		$ 282,850,110	431,716,879
Related party transactions charges credits on income		$ 0	0
Banco De Chile One [Member] | Investment Rescue [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Investment Rescue
Commitments made by entity, related party transactions		$ 305,336,443	425,089,594
Related party transactions charges credits on income		$ 495,848	3,354,006
Banco De Chile One [Member] | Interests [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Interests
Commitments made by entity, related party transactions		$ 267,368	72,605
Related party transactions charges credits on income		$ (267,368)	(72,605)
Banco De Chile One [Member] | Derivative Service [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Derivatives
Commitments made by entity, related party transactions		$ 77,238,037	90,001,229
Related party transactions charges credits on income		$ (234,142)	4,195,190
Zona Franca Central Cervecera S A S [Member] | Contribution Of Capital [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Joint venture
Description of transactions with related party		Contribution of capital
Commitments made by entity, related party transactions		$ 0	5,791,718
Related party transactions charges credits on income		$ 0	0
Heineken Brouwerijen B V One [Member] | Services Received [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Services received
Commitments made by entity, related party transactions		$ 95,279	108,396
Related party transactions charges credits on income		$ (95,279)	(108,396)
Heineken Brouwerijen B V One [Member] | Purchase Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		Purchase of products
Commitments made by entity, related party transactions		$ 16,543,178	16,520,290
Related party transactions charges credits on income		$ 0	0
Heineken Brouwerijen B V One [Member] | License And Technical Assistance [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Netherlands
Description of nature of related party relationship		Related to the controller's shareholder
Description of transactions with related party		License and technical assistance
Commitments made by entity, related party transactions		$ 19,199,831	18,793,675
Related party transactions charges credits on income		$ (19,199,831)	(18,793,675)
Habacorp Srl [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 0	204
Related party transactions charges credits on income		$ 0	143
Palermo Sa [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 9,613	13,066
Related party transactions charges credits on income		$ 6,729	9,146
Saga Gym S. R. L. [Member] | Sales Of Products [Member]
IfrsStatementLineItems [Line Items]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Description of transactions with related party		Sales of products
Commitments made by entity, related party transactions		$ 541	281
Related party transactions charges credits on income		$ 379	$ 197